Earnings per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per Share
32. Earnings per Share
The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a deferred stock plan and subscription warrants—indemnification, as mentioned in Notes 8.c and 25, respectively.

	2019	2018	2017
Basic Earnings per Share
Net income for the year of the Company	373,526	1,150,421	1,526,505
Weighted average shares outstanding (in thousands)	1,086,485	1,086,237	1,083,825
Basic earnings per share – R$	0.3438	1.0591	1.4084
Diluted Earnings per Share
Net income for the year of the Company	373,526	1,150,421	1,526,505
Weighted average shares outstanding (in thousands), including dilution effects	1,091,653	1,091,335	1,091,605
Diluted earnings per share – R$	0.3422	1.0541	1.3984

Weighted Average Shares Outstanding (in thousands)
Weighted average shares outstanding for basic per share calculation	1,086,485	1,086,237	1,083,825
Dilution effect
Subscription warrants—indemnification	2,554	2,496	4,791
Deferred Stock Plan	2,614	2,602	3,064
Weighted average shares outstanding for diluted per share calculation	1,091,653	1,091,335	1,091,605
Earnings per share were adjusted retrospectively as disclosure in Note 26.a. and by the issue of 2,108,542 common shares due to the partial exercise of the rights conferred by the subscription warrants disclosed in note 36.